Goodwill - After-Tax Discount Rates Applied to the Cash Flow Projections (Details)	Dec. 31, 2022	Dec. 31, 2021
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	9.00%	8.50%
After-tax discount rates applied to cash flow projections (as a percent)	6.90%	6.50%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	16.40%	15.20%
After-tax discount rates applied to cash flow projections (as a percent)	12.60%	12.00%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	8.00%	7.20%
After-tax discount rates applied to cash flow projections (as a percent)	5.70%	5.20%